FINANCE INCOME AND COST (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income	$ 6.4	$ 3.1	$ 1.6
Other finance income	0.0	0.2	0.7
Total finance income	6.4	3.3	2.3
Interest cost
Interest cost on interest bearing debt	(158.9)	(90.5)	(98.3)
Interest cost related to derivative instruments	(2.2)	(5.8)	(3.6)
Interest cost to related parties	(227.5)	(138.5)	(142.6)
Interest cost on lease liabilities	(12.2)	(8.5)	(9.1)
Interest cost related to pension liabilities	(0.9)	(0.6)	(1.0)
Other interest cost	4.1	6.4	(10.7)
Total interest cost	(397.6)	(237.5)	(265.3)
Change in fair value of derivative instruments not used in hedge accounting	(2.5)	7.0	1.4
Exchange rate gains or losses	(5.3)	6.0	(0.8)
Other finance cost	(8.1)	(12.0)	(14.3)
Total Finance cost	(413.4)	(236.5)	(279.0)
Net finance cost	$ (407.0)	$ (233.2)	$ (276.7)